MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS (THE “MULTI-MANAGER FUNDS”)

SUPPLEMENT DATED JUNE 17, 2016 TO

PROSPECTUS DATED JULY 31, 2015, AS SUPPLEMENTED

Effective June 17, 2016, the name of the Multi-Manager Emerging Markets Equity Fund has been changed to the Active M Emerging Markets Equity Fund (“Active M Emerging Markets Equity Fund”) and the Multi-Manager International Equity Fund has been changed to the Active M International Equity Fund (“Active M International Equity Fund”). All references to the Multi-Manager Emerging Markets Equity Fund and Multi-Manager International Equity Fund are hereby deleted and replaced with references to the Active M Emerging Markets Equity Fund and Active M International Equity Fund, respectively.

The Board of Trustees of Northern Funds has approved the termination of Oaktree Capital Management, L.P. and Pzena Investment Management, LLC as sub-advisers to the Active M Emerging Markets Equity Fund, effective June 9, 2016. Northern Trust Investments, Inc. (“NTI”), the Multi-Manager Funds’ investment adviser, will reallocate assets on or about June 24, 2016 among the remaining sub-advisers of the Active M Emerging Markets Equity Fund. During this sub-adviser transition period, NTI will manage the portions of the Active M Emerging Markets Equity Fund previously managed by the terminated sub-advisers.

The Board of Trustees of Northern Funds has approved the termination of Altrinsic Global Advisors, LLC, Earnest Partners, LLC, NFJ Investment Group LLC and William Blair Investment Management, LLC as sub-advisers to the Active M International Equity Fund, effective on or about June 13 , 2016, and the appointment of Cambiar Investors, LLC (“Cambiar”), Causeway Capital Management LLC (“Causeway”) and Victory Capital Management Inc. (“Victory Capital”), each to sub-advise a portion of the Active M International Equity Fund, effective on or about June 27, 2016. During this sub-adviser transition period, NTI will manage the portions of the Active M International Equity Fund previously managed by the terminated sub-advisers.

The Board of Trustees of Northern Funds has approved the termination of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a sub-adviser to the Multi-Manager High Yield Opportunity Fund (“High Yield Opportunity Fund”), effective on or about June 16, 2016, and the appointment of Nomura Corporate Research and Asset Management Inc. (“Nomura”) to sub-advise a portion of the High Yield Opportunity Fund, effective on or about June 20, 2016. During this sub-adviser transition period, NTI will manage the portions of the High Yield Opportunity Fund previously managed by the terminated sub-adviser.

All references to the terminated sub-advisers for the Active M Emerging Markets Equity Fund, Active M International Equity Fund and High Yield Opportunity Fund in the Prospectus are hereby deleted.

Effective June 15, 2016, the contractual management fee rates that the Active M Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Active M International Equity Fund and High Yield Opportunity Fund (together, the “Funds”) pay to NTI under the Funds’ management agreement decreased. Additionally, effective June 15, 2016, NTI has agreed to increase the contractual expense reimbursements it provides to the Funds by lowering the contractual expense limitation.

Finally, effective June 17, 2016, the Active M International Equity Fund will change its benchmark from the “MSCI ACWI ex USA Index” to the “MSCI World ex USA IM Index.”

1.	The information under “Fees and Expenses of the Fund,” “Example” and “Principal Investment Strategies” in the “FUND SUMMARIES” section beginning on page 3 for the Active M Emerging Markets Equity Fund is replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.07%
Other Expenses	0.14%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.12%
Total Annual Fund Operating Expenses	1.21%
Expense Reimbursement(2)	(0.11)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

(1)	The information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other

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than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 1.10%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2017 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$373	$654	$1,456

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets® Index and MSCI Frontier Markets® Index. As of May 29, 2015, the indices included the following markets: Argentina, Bahrain, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, the Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, the United Arab Emirates and Vietnam. These countries are subject to change with changes in the indices. The Fund’s sub-advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s style, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

The sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. It is not a sponsor of the Active M Emerging Markets Equity Fund and is not affiliated with the Fund in any way.

2.	The paragraph under the section entitled “FUND SUMMARIES — Active M Emerging Markets Equity Fund — Management” on page 5 of the Prospectus is replaced with:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M Emerging Markets Equity Fund. Christopher E. Vella, CFA, and Jessica K. Hart, each a Senior Vice President of Northern Trust Investments, Inc., have been managers of the Fund since January 2012 and June 2009, respectively. Axiom International Investors, LLC, PanAgora Asset Management, Inc., and Westwood Global Investments, LLC, each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

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3.	The information under “Fees and Expenses of the Fund” and “Example” in the “FUND SUMMARIES” section on page 12 for the Multi-Manager Global Real Estate Fund is replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.89%
Other Expenses	0.13%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.11%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.03%
Expense Reimbursement (4)	(0.11)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.92%

(1)	The information in the table has been restated to reflect current fees.

(2)

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

(3)

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.91%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2017 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$317	$558	$1,249

4.	The information under “Fees and Expenses of the Fund,” “Example” and “Principal Investment Strategies” in the “FUND SUMMARIES” section beginning on page 16 for the Active M International Equity Fund is replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.80%
Other Expenses	0.13%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.11%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	0.94%
Expense Reimbursement(4)	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.85%

(1)	The information in the table has been restated to reflect current fees.

(2)	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other

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investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

(3)

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.84%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2017 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$291	$511	$1,146

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world’s developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s style, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

5.	The sub-section entitled “Average Annual Total Return” in the section entitled “FUND PERFORMANCE” on page 18 of the Prospectus for the Active M International Equity Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2014)

	Inception Date	1-Year	5-Year	Since Inception
Active M International Equity Fund	6/22/06
Return before taxes		(5.81)%	4.09%	2.13%
Return after taxes on distributions		(6.09)%	3.88%	1.76%
Return after taxes on distributions and sale of Fund shares		(2.67)%	3.33%	1.73%
MSCI World® ex USA IM Index (reflects no deduction for fees, expenses, or taxes)*		(4.45)%	5.52%	2.85%
MSCI ACWI® ex USA Index (reflects no deduction for fees, expenses, or taxes)		(3.87)%	4.43%	3.56%

*

Effective June 17, 2016, the benchmark for the Fund changed from the MSCI ACWI® ex USA Index to the MSCI World® ex USA IM Index to reflect the Fund’s exposure to developed markets accross the market capitalization spectrum (large, mid and small cap).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates

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and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

6.	The paragraph under the section entitled “FUND SUMMARIES — Active M International Equity Fund — Management” on page 18 of the Prospectus (as amended and restated on September 22, 2015) is replaced with:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M International Equity Fund. Christopher E. Vella, CFA, and Jessica K. Hart, each a Senior Vice President of Northern Trust Investments, Inc., have been managers of the Fund since January 2012 and June 2009, respectively. Cambiar Investors, LLC, Causeway Capital Management, LLC, Victory Capital Management Inc. (each effective on or about June 27, 2016) and WCM Investment Management (since September 28, 2015), each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

7.	The information under “Fees and Expenses of the Fund” and “Example” in the “FUND SUMMARIES” section on page 37 for the Multi-Manager High Yield Opportunity Fund is replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.83%
Other Expenses	0.14%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.12%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	0.98%
Expense Reimbursement(4)	(0.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.86%

(1)	The information in the table has been restated to reflect current fees.

(2)

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

(3)

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.85%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2017 without the approval of the Board of Trustees.

NORTHERN FUNDS PROSPECTUS

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$300	$530	$1,190

8.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager High Yield Opportunity Fund — Management” on page 39 of the Prospectus is replaced with:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager High Yield Opportunity Fund. Christopher E. Vella, CFA, and Jessica K. Hart, each a Senior Vice President of Northern Trust Investments, Inc., have been managers of the Fund since January 2012 and September 2009, respectively. Nomura Corporate Research and Asset Management Inc. (effective on or about June 20, 2016), DDJ Capital Management, LLC and Neuberger Berman Fixed Income LLC, each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

9.	The following supplements the information under the section entitled “MANAGEMENT FEES” on page 44 of the Prospectus:

Effective June 15, 2016, for the Active M Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Active M International Equity Fund and Multi-Manager High Yield Opportunity Fund, as compensation for advisory services and administration services and the assumption related expenses, Northern Trust Investments, Inc. is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets):

	Contractual Management Fee Rate Effective 6/15/2016
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Active M Emerging Markets Equity Fund	1.08%	1.048%	1.017%
Multi-Manager Global Real Estate Fund	0.89%	0.863%	0.837%
Active M International Equity Fund	0.82%	0.795%	0.771%

	Contractual Management Fee Rate Effective 6/15/2016
Fund	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Multi-Manager High Yield Opportunity Fund	0.83%	0.805%	0.781%

10.	The following is added to the section entitled “FUND MANAGEMENT — Active M International Equity Fund” beginning on page 47 of the Prospectus:

CAMBIAR INVESTORS, LLC (“CAMBIAR”). Cambiar will manage a portion of the Fund beginning on or about June 27, 2016. Cambiar is located at 200 Columbine Street, Denver, Colorado 80206. Cambiar is 100% employee-owned and has provided investment management services to corporations, foundations, endowments, pensions and profit sharing plans, trusts, estate and other institutions and investors since 1973. Cambiar utilizes a relative value qualitative investment discipline. Cambiar seeks quality companies that are trading at the lower end of their long-term valuation range, yet possess a catalyst that can enable the company to generate improved operating performance over a forward 1-2 year timeframe. As of April 30, 2016, Cambiar had approximately $13 billion in assets under management.

CAUSEWAY CAPITAL MANAGEMENT LLC (“CAUSEWAY”). Causeway will manage a portion of the Fund beginning on or about June 27, 2016. Causeway is located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025. Causeway began operations as an investment adviser in June 2001. When investing the Fund’s assets, Causeway follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, Causeway then performs fundamental research, which generally includes company-

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specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. Causeway also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. This means that Causeway buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. Causeway considers whether a company has each of the following value characteristics in purchasing or selling securities for the fund: (i) low price-to earnings ratio relative to the sector, (ii) high yield relative to the market, (iii) low price-to-book value ratio relative to the market, (iv) low price-to-cash flow ratio relative to the market, and (v) financial strength. As of April 30, 2016, Causeway had approximately $40.9 billion in assets under management.

VICTORY CAPITAL MANAGEMENT INC. (“VICTORY CAPITAL”). Victory Capital will manage a portion of the Fund beginning on or about June 27, 2016. Victory Capital is located at 4900 Tiedeman Road 4th Floor, Brooklyn, Ohio 44144. Victory is a multi-boutique asset manager, which manages a portion of the Fund through its investment franchise Trivalent Investments (“Trivalent”). Trivalent employs a bottom-up investment approach that emphasizes individual stock selection. Trivalent’s investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. As of April 30, 2016, Victory Capital had approximately $33.6 billion in assets under management.

11.	The following is added to the section entitled “FUND MANAGEMENT — Multi-Manager High Yield Opportunity Fund” beginning on page 49 of the Prospectus:

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC. (“NOMURA”). Nomura will manage a portion of the Fund beginning on or about June 20, 2016. Nomura is located at Worldwide Plaza, 309 West 49th Street, New York, New York 10019. Nomura was founded in March 1991 as a subsidiary of Nomura Holding America Inc. Nomura is a boutique investment management firm that specializes in the below investment grade credit market, focusing on U.S. and global high yield bonds and emerging market debt. Nomura believes that a total return approach driven by credit research is the best way to generate alpha in the high yield market. As of April 30, 2016, Nomura had approximately $14.9 billion in assets under management.

Please retain this Supplement with your Prospectus for future reference.

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50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MMF SPT (6/16)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS MULTI-MANAGER FUNDS

SUPPLEMENT DATED JUNE 17, 2016 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2015 (AS REVISED SEPTEMBER 30, 2015)

Effective June 17, 2016, the name of the Multi-Manager Emerging Markets Equity Fund has been changed to the Active M Emerging Markets Equity Fund (“Active M Emerging Markets Equity Fund”) and the Multi-Manager International Equity Fund has been changed to the Active M International Equity Fund (“Active M International Equity Fund”). All references to the Multi-Manager Emerging Markets Equity Fund and Multi-Manager International Equity Fund are hereby deleted and replaced with references to the Active M Emerging Markets Equity Fund and Active M International Equity Fund, respectively.

The Board of Trustees of Northern Funds has approved the termination of Oaktree Capital Management, L.P. and Pzena Investment Management, LLC as sub-advisers to the Active M Emerging Markets Equity Fund, effective June 9, 2016. Northern Trust Investments, Inc. (“NTI”), the Multi-Manager Funds’ investment adviser, will reallocate assets on or about June 24, 2016 among the remaining sub-advisers of the Active M Emerging Markets Equity Fund. During this sub-adviser transition period, NTI will manage the portions of the Active M Emerging Markets Equity Fund previously managed by the terminated sub-advisers.

The Board of Trustees of Northern Funds has approved the termination of Altrinsic Global Advisors, LLC, Earnest Partners, LLC, NFJ Investment Group LLC and William Blair Investment Management, LLC as sub-advisers to the Active M International Equity Fund, effective on or about June 13 , 2016, and the appointment of Cambiar Investors, LLC (“Cambiar”), Causeway Capital Management LLC (“Causeway”) and Victory Capital Management Inc. (“Victory Capital”), each to sub-advise a portion of the Active M International Equity Fund, effective on or about June 27, 2016. During this sub-adviser transition period, NTI will manage the portions of the Active M International Equity Fund previously managed by the terminated sub-advisers.

The Board of Trustees of Northern Funds has approved the termination of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a sub-adviser to the Multi-Manager High Yield Opportunity Fund (“High Yield Opportunity Fund”), effective on or about June 16, 2016, and the appointment of Nomura Corporate Research and Asset Management Inc. (“Nomura”) to sub-advise a portion of the High Yield Opportunity Fund, effective on or about June 20, 2016. During this sub-adviser transition period, NTI will manage the portions of the High Yield Opportunity Fund previously managed by the terminated sub-adviser.

All references to the terminated sub-advisers for the Active M Emerging Markets Equity Fund, Active M International Equity Fund and High Yield Opportunity Fund in the SAI are hereby deleted.

Effective June 17, 2016, the contractual management fee rates that the Active M Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Active M International Equity

Fund and High Yield Opportunity Fund (together, the “Funds”) pay to NTI under the Funds’ management agreement decreased. Additionally, effective June 15, 2016, NTI has agreed to increase the contractual expense reimbursements it provides to the Funds by lowering the contractual expense limitation.

1.	The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Active M International Equity Fund” on page 70 of the SAI is deleted and replaced with the following:

Fund	Sub-Advisers
Active M International Equity Fund	Cambiar Investors, LLC (“Cambiar”) Causeway Capital Management, LLC (“Causeway”) Victory Capital Management Inc. (“Victory Capital”) WCM Investment Management (“WCM”)

2.	The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Multi-Manager High Yield Opportunity Fund” on page 71 of the SAI is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager High Yield Opportunity Fund	DDJ Capital Management, LLC (“DDJ”) Neuberger Berman Fixed Income LLC (“NBFI”) Nomura Corporate Research and Asset Management Inc. (“Nomura”)

3.	The following is added to the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 71 of the SAI:

Cambiar

Cambiar is 100% employee-owned through its parent company, Cambiar Holdings, LLLP.

Causeway

Causeway is a Delaware limited liability company and wholly-owned subsidiary of Causeway Capital Holdings LLC. Sarah H. Ketterer and Harry W. Hartford, chief executive officer and president of Causeway, respectively, each controls Causeway Capital Holdings LLC and, in turn, Causeway, through his or her executive office and voting control of Causeway Capital Holdings LLC.

Nomura

Nomura is 99% owned by Nomura Holding America Inc. Nomura Holdings, Inc., the ultimate parent company located in Tokyo, Japan, owns the remaining 1%.

Victory Capital

Victory Capital is a New York corporation registered as an investment adviser with the SEC. Victory Capital is a wholly-owned subsidiary of Victory Capital Holdings, Inc.

(“VCH”). A majority interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds (together, “Crestview”) with the remaining portion owned by Victory Capital employees in the aggregate and a limited number of outside investors. As of April 30, 2016, Victory Capital and its affiliates managed assets totaling in excess of $33.6 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

4.	The following supplements the information under INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN” in the sub-section “Management Agreement and Sub-Advisory Agreements” on page 77 of the SAI:

Effective June 15, 2016, for the Active M Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Active M International Equity Fund and Multi-Manager High Yield Opportunity Fund, as compensation for advisory services and administration services and the assumption related expenses, NTI is be entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets):

	CONTRACTUAL MANAGEMENT FEE RATE Effective June 15, 2016
	First $1 Billion	Next $1 Billion	Over $2 Billion
Active M Emerging Markets Equity Fund	1.08%	1.048%	1.017%
Multi-Manager Global Real Estate Fund	0.89%	0.863%	0.837%
Active M International Equity Fund	0.82%	0.795%	0.771%

	CONTRACTUAL MANAGEMENT FEE RATE Effective June 15, 2016
	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Multi-Manager High Yield Opportunity Fund	0.83%	0.805%	0.781%

5.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Active M International Equity Fund” beginning on page 100 of the SAI:

Cambiar

Cambiar’s portfolio managers manage other accounts with investment strategies similar to the Active M International Equity Fund. These accounts may include Cambiar mutual funds, sub-advised funds or separate accounts managed on behalf of individuals and public or private institutions. These accounts may have differing fee structures and Cambiar may earn higher fees for managing accounts other than the Active M International Equity Fund. In addition, Cambiar or a Cambiar portfolio manager may personally invest in or provide seed capital to some of these accounts, or may own the same securities as those held in the accounts. These factors could lead to a portfolio manager having incentive to favor certain accounts over others, which could cause them to outperform the Active M International Equity Fund. Cambiar believes that these conflicts are mitigated because its portfolio managers are generally responsible for managing accounts within a particular investment discipline or across complementary disciplines in a similar manner, subject to factors including particular account restrictions and objectives and other considerations. Further, Cambiar does not manage accounts with performance-based fees. Nonetheless, even where multiple accounts are managed by the same portfolio manager within the same investment discipline, the manager may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account based on, among other considerations, differing investment platforms, account types, opening or funding dates, cash flows, client-specific objectives or restrictions, or for other reasons. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Cambiar may aggregate contemporaneous purchase and sell orders for client accounts into a single trade. Under Cambiar’s trading policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. Accounts that may be aggregated separately due to client restrictions, different investment platforms or other reasons are typically executed on a rotation basis. In the event Cambiar participates in an initial public offering (“IPO”), Cambiar’s policy and practice is to allocate IPO shares fairly and equitably among advisory clients so as not to unfairly advantage any firm, personal or related account and so as not to favor or disfavor, over the long term, any client, or group of clients, over any other.

Cambiar may obtain client commission benefits through the payment of commissions for certain client securities transactions. The receipt of client commission benefits represents a potential conflict of interest because they permit the adviser to obtain products or services that benefit it (and its clients) without using its own resources to produce or pay for them. This may create incentive for Cambiar to select brokers that provide these benefits over other brokers that do not provide such benefits. Cambiar’s trade execution policies and practices are designed to ensure that the firm selects brokers based on appropriate factors, including, without limitation, commissions, execution capability, liquidity, and other factors associated with portfolio securities transactions, including client commission benefits. All client commission benefit arrangements are intended to comply with applicable laws.

Cambiar has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise relating to portfolio management and trade allocation. Cambiar conducts annual reviews of the firm’s policies and procedures to determine that they are current and operate effectively in view of the firm’s business practices, advisory services and regulatory requirements. In addition, Cambiar monitors a variety of areas, including compliance with the firm’s Code of Ethics, on an ongoing basis.

Causeway

The portfolio managers who manage the portion of the Active M International Equity Fund may also provide investment management services to other accounts, including corporations, pension plans, sovereign wealth funds, superannuation plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing a portion of the Active M International Equity Fund subject to certain variations in investment restrictions, and also manage another fund advised by Causeway, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Active M International Equity Fund that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Active M International Equity Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway.

Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts they manage and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts, and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of any fund or other client account if, at the time of entering into the short position, a fund or any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of the Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Victory Capital

Victory Capital’s portfolio managers responsible for managing the Active M International Equity Fund may also manage other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than the Active M International Equity Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the Active M International Equity Fund along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, to assist in the investment decision-making process for its clients, including the Active M International Equity Fund, Victory Capital may use brokerage commissions generated from securities transactions to obtain research and/or brokerage services from broker-dealers. Thus, Victory Capital may have an incentive to select a broker that provides research through the use of brokerage, rather than paying for execution only. Certain trading practices, such as cross-trading between the Active M International Equity Fund and another account, also may raise conflict of interest issues. Victory Capital has policies and procedures in place, including the firm’s internal review process and oversight by the Adviser and the Board of Trustees, that are intended to mitigate those conflicts.

6.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Multi-Manager High Yield Opportunity Fund” beginning on page 119 of the SAI:

Nomura

Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include the following: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Nomura has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.

Nomura has adopted and implemented certain compliance policies and procedures, including brokerage and trade allocation procedures, which are designed to address these and other types of conflicts and ensure that all clients are treated fairly and equitably. In addition, Nomura monitors a variety of areas, including compliance with account investment guidelines and compliance with policies on personal trading, gifts and entertainment and outside business activities. There is no assurance that such policies and procedures will adequately address such conflicts.

7.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Active M International Equity Fund” beginning on page 126 of the SAI:

Cambiar

Cambiar portfolio managers’ compensation consists of a base salary and a discretionary cash bonus. The discretionary bonus is based on a number of factors including the firm’s overall performance, the strategy or product performance for which the manager is responsible, the portfolio manager’s sector-relative contribution (over a rolling two-year basis), the scope of the manager’s responsibility, investment team support through the sharing of ideas, leadership and teamwork, and participation in firm development (i.e., client service).

Cambiar’s portfolio managers also receive an annual profit-sharing contribution and comprehensive healthcare benefits. Portfolio managers who are equity owners in the firm’s parent company will also receive partnership distributions based on firm profitability.

Causeway

Controlling owners of Causeway’s holding company receive an annual salary and are entitled to distributions of the holding company’s profits based on their ownership interests, but do not receive incentive compensation. The other portfolio managers receive salary, incentive compensation (including potential equity and/or synthetic equity awards), and distributions of the holding company’s profits based on their minority ownership interests in the firm’s parent holding company. Salary and incentive compensation are determined by Causeway’s Operating Committee weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Active M International Equity Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Victory Capital

Victory Capital has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of Victory Capital’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory Capital attract and retain high-quality investment professionals, and (3) contribute to Victory Capital’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing the Active M International Equity Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which Victory Capital receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. Victory Capital monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the portfolio management teams employed by Victory Capital may earn incentive compensation based on a percentage of Victory Capital’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer of each team, in coordination with Victory Capital, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory Capital’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or the Active M International Equity Fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

Victory Capital’s portfolio managers may participate in the equity ownership plan of Victory Capital’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

8.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager High Yield Opportunity Fund” beginning on page 133 of the SAI:

Nomura

The portfolio managers receive a combination of base compensation and discretionary compensation consisting of a cash bonus, notional stock units, and/or other deferrals.

Base Salary Compensation. Generally, the portfolio managers receive fixed salary compensation based on their duties and performance. The amount of base salary is reviewed after completion of the formal performance appraisal process. In order to appraise each portfolio manager’s performance, there is a review of his specialties and expertise, a review of his capabilities to achieve assigned duties, and a review of his management and communication skills.

Discretionary Compensation. In addition to base compensation, each portfolio manager may receive discretionary compensation in the form of a cash bonus, notional stock units, and/or other deferrals. The bonus is based on both quantitative and qualitative assessment. The quantitative assessment generally takes into account the performance of each of the portfolio manager’s accounts, as well as a peer group comparison. The performance is computed on a pre-tax basis over the average of the most recent one-year, three-year and five-year periods, compared against the benchmarks established for such accounts during the same periods. The qualitative assessment includes reviewing the portfolio manager’s overall contribution to Nomura, focusing primarily on the contribution to the management of the investment team and to client service and marketing. Portfolio managers are also members of Nomura’s Investment Committee, and consideration is also given to their contributions to investment discussions held by the Committee. A bonus can represent up to 100% or more of base salary. A portion of the discretionary compensation is generally cash and another portion is generally delivered through Nomura Group equity-linked compensation plans. There can also be other deferrals tied to various performance metrics.

For relatively highly paid employees, a part of the discretionary bonus compensation is deferred in accordance with the Nomura Group-wide mandatory deferral program. A portion of the deferred compensation is delivered through Nomura Group equity-linked compensation plans.

Please retain this Supplement with your SAI for future reference